Share-Based Payment Arrangements (Tables)	6 Months Ended
Dec. 31, 2019
Disclosure of share-based payment arrangements [Abstract]
Summary of valuation inputs
The fair values were determined using the following inputs and models to the Black-Scholes option pricing model:

	2019 Sharesave	2018 Sharesave
Exercise price	$31.79	$24.87
Risk-free rate	2.91%	2.91%
Expected volatility	36%	36%
Expected dividends	—	—
Fair value of option	$16.51	$5.74